                           HEWITT MONEY MARKET FUND

Performance As Of 12/31/99

                       Thirty-Day Yield
Administrative Shares       5.53%
Institutional Shares        5.89%

The thirty-day yield is an annualized yield for the period from December 1, 1999 to December 31,1999. "Annualized yield" refers to the interest you would earn if you held a share of the Fund for one year, the yield is prorated if you hold a share for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The NAV of Hewitt Money Market Fund's Administrative Shares increased from $100.02 per share on March 1, 1999 to $100.05 per share on December 31, 1999. The NAV of Institutional Shares increased from $100.30 per share on March 1, 1999 to $100.52 per share on December 31, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees and other expenses have been deducted. Cumulative dividends on net investment income were approximately $3.83 per share for Administrative Shares and $3.90 per share for Institutional Shares during this period. Of course, past performance is no guarantee of future results.

High housing and auto sales, as well as low unemployment figures all pointed to an economy that was growing at a robust pace. Inflationary concerns ensued. In response, the Federal Reserve Board raised short-term interest rates three times during the course of the year in June, August, and November effectively reversing the interest rate cuts implemented in 1998.

The "Y2K" dynamic unfolded during the summer, when corporations began to prepare for the uncertainties that the Year 2000 change might bring. In an effort to build up liquidity, many corporations issued debt, flooding the market with a large supply of short-term paper. The increased supply drove prices down and raised yields.

The Master Portfolio (1) benefited from rising rates on the shorter maturities and floating-rate securities. Due to a relatively large amount of cash on hand in the second half of the year, the Master Portfolio was able to purchase short-term debt at unusually high yields.

The Master Portfolio is well positioned going into the new year, and will continue to pursue its investment objective of seeking a high level of income consistent with liquidity and the preservation of capital.

(1) Hewitt Money Market Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds an interest in the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. Barclays Global Fund Advisors (BGFA) is the investment advisor for the Master Portfolio.

                            HEWITT MONEY MARKET FUND

                       STATEMENT OF ASSETS & LIABILITIES
                               DECEMBER 31, 1999

ASSETS
Investment:
Interest in Master Portfolio, at market value (Note 1)............ $100,998,729
Receivables:
  Fund shares sold................................................      296,113
  Due from Hewitt Associates LLC (Note 2).........................       50,739
                                                                   ------------
Total Assets......................................................  101,345,581
                                                                   ------------
LIABILITIES
Payables:
  Fund shares redeemed............................................    3,864,149
  Other accrued expenses..........................................       94,869
                                                                   ------------
Total Liabilities.................................................    3,959,018
                                                                   ------------
TOTAL NET ASSETS.................................................. $ 97,386,563
                                                                   ============
Net assets consist of:
  Paid-in capital.................................................   97,386,592
  Undistributed net realized loss on investments..................          (29)
                                                                   ------------
TOTAL NET ASSETS.................................................. $ 97,386,563
                                                                   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Administrative Shares
Net Assets........................................................ $ 54,318,175
Shares outstanding................................................      542,912
Net asset value and offering price per share...................... $     100.05
Institutional Shares
Net Assets........................................................ $ 43,068,388
Shares outstanding................................................      428,448
Net asset value and offering price per share...................... $     100.52


   The accompanying notes are an integral part of these financial statements.

                           HEWITT MONEY MARKET FUND

                           STATEMENTS OF OPERATIONS

                                      For the Period Ended For the Period Ended
                                       December 31, 1999*  February 28, 1999**
                                      -------------------- --------------------
NET INVESTMENT INCOME
  ALLOCATED FROM MASTER PORTFOLIO
  Interest...........................      $3,322,580           $ 621,576
  Expenses (Note 2)..................         (65,000)            (11,934)
                                           ----------           ---------
  Net Investment Income Allocated
   from Master Portfolio.............       3,257,580             609,642
EXPENSES (NOTE 2)
  Administration fees--Administrative
   Shares............................          41,253               9,243
  Administration fees--Institutional
   Shares............................          20,539               2,386
  Shareholder servicing fees--
   Administrative Shares.............         103,133              23,108
  Shareholder servicing fees--
   Institutional Shares..............          41,077               4,771
  Distribution costs--Administrative
   Shares............................         103,133              23,108
  Legal fees.........................           6,333              30,822
  Fund accounting and transfer agent
   fees..............................          59,967              28,767
  Printing cost......................          39,854              16,439
  Registration fees..................          53,895              16,336
  Audit fees.........................          13,390              13,410
  Other expenses.....................          17,814               6,780
                                           ----------           ---------
Total Expenses.......................         500,388             175,170
Less:
  Fees reimbursed by Hewitt
   Associates LLC (Note 2)...........        (173,540)           (106,174)
                                           ----------           ---------
Total Net Expenses...................         326,848              68,996
                                           ----------           ---------
NET INVESTMENT INCOME................       2,930,732             540,646
                                           ----------           ---------
REALIZED GAIN ON INVESTMENTS
  ALLOCATED FROM MASTER PORTFOLIO
  Net realized gain on sale of
   investments.......................             161                   0
                                           ----------           ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS.....................      $2,930,893           $ 540,646
                                           ==========           =========

--------
 * For the ten months ended December 31, 1999. The Fund changed its fiscal year end from February 28 to December 31.
** For the period from October 1, 1998 (commencement of operations) to February 28, 1999.

  The accompanying notes are an integral part of these financial statements.

                           HEWITT MONEY MARKET FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                          For the Period     For the Period
                                              Ended               Ended
                                        December 31, 1999* February 28, 1999**
                                        ------------------ -------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income................    $  2,930,732       $    540,646
  Net realized gain on sale of
   investments.........................             161                  0
                                           ------------       ------------
Net increase in net assets resulting
 from operations.......................       2,930,893            540,646
                                           ------------       ------------
Distributions to shareholders:
  From net investment income
    Administrative Shares..............      (1,894,788)          (423,411)
    Institutional Shares...............      (1,035,944)          (117,235)
  From net realized gain on sale of
   investments
    Administrative Shares..............            (128)                 0
    Institutional Shares...............             (62)                 0
Capital share transactions:
  Administrative Shares
  Proceeds from shares sold............      94,041,302         59,583,039
  Reinvestment of dividends and
   distributions.......................       1,894,916            423,168
  Cost of shares redeemed..............     (87,533,582)       (14,090,428)
                                           ------------       ------------
Net increase resulting from capital
 share transactions--Administrative
 Shares................................       8,402,636         45,915,779
                                           ------------       ------------
  Institutional Shares
  Proceeds from shares sold............     103,707,117         19,171,866
  Reinvestment of dividends and
   distributions.......................       1,036,006            117,140
  Cost of shares redeemed..............     (72,624,332)        (8,339,620)
                                           ------------       ------------
Net increase resulting from capital
 share transactions--
 Institutional Shares..................      32,118,791         10,949,386
                                           ------------       ------------
Increase in Net Assets.................      40,521,398         56,865,165
NET ASSETS:
Beginning net assets...................      56,865,165                  0
                                           ------------       ------------
Ending net assets......................    $ 97,386,563       $ 56,865,165
                                           ============       ============
SHARES ISSUED AND REDEEMED:
  Administrative Shares
  Shares sold..........................         938,431            595,438
  Shares issued in reinvestment of
   dividends and distributions.........          18,944              4,231
  Shares redeemed......................        (873,524)          (140,608)
                                           ------------       ------------
Net increase in shares outstanding.....          83,851            459,061
                                           ============       ============
  Institutional Shares
  Shares sold..........................       1,031,069            191,080
  Shares issued in reinvestment of
   dividends and distributions.........          10,318              1,169
  Shares redeemed......................        (722,108)           (83,080)
                                           ------------       ------------
Net increase in shares outstanding.....         319,279            109,169
                                           ============       ============

--------
 * For the ten months ended December 31, 1999. The Fund changed its fiscal year end from February 28 to December 31.
** For the period from October 1, 1998 (commencement of operations) to February 28, 1999.

  The accompanying notes are an integral part of these financial statements.

                           HEWITT MONEY MARKET FUND

                             FINANCIAL HIGHLIGHTS

                              For the Period Ended             For the Period Ended
                               December 31, 1999*              February 28, 1999**
                          ------------------------------   ----------------------------
                          Administrative   Institutional   Administrative Institutional
                              Shares          Shares           Shares        Shares
                          --------------   -------------   -------------- -------------
Net Assets Value,
 beginning of period....     $100.02          $100.30         $100.00        $100.00
Income from investment
 operations:
  Net investment
   income...............        3.83             3.90            1.83           1.97
  Net realized gain on
   investments..........        0.03             0.22            0.00           0.00
                             -------          -------         -------        -------
Total from investment
 operations.............        3.86             4.12            1.83           1.97
Less distributions:
  From net investment
   income...............       (3.83)           (3.90)          (1.81)         (1.67)
  From net realized
   gains................       (0.00)****       (0.00)****       0.00           0.00
                             -------          -------         -------        -------
Total distributions.....       (3.83)           (3.90)          (1.81)         (1.67)
                             -------          -------         -------        -------
Net Asset Value, end of
 period.................     $100.05          $100.52         $100.02        $100.30
                             =======          =======         =======        =======
Total Return (not
 annualized)............        3.92%            4.18%           1.84%          1.98%
Ratios/Supplemental
 data:
  Net assets, end of
   period (000).........     $54,318          $43,068         $45,916        $10,949
Ratios to average net
 assets***:
  Ratio of expenses to
   average net assets
   (1)..................        0.74%            0.44%           0.75%          0.45%
  Ratio of net
   investment income to
   average net assets
   (2)..................        4.61%            5.03%           4.52%          4.86%
---------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to
    reimbursement of
    fees and
    expenses***.........        1.02%            0.72%           1.32%          1.62%
(2) Ratio of net
    investment income to
    average net assets
    prior to
    reimbursement of
    fees and
    expenses***.........        4.33%            4.75%           3.95%          3.69%
---------------------------------------------------------------------------------------

   * For the ten months ended December 31, 1999. The Fund changed its fiscal year end from February 28 to December 31.
  ** For the period from October 1, 1998 (commencement of operations) to
     February 28, 1999.
 *** Annualized
**** Rounds to less than $0.01.

  The accompanying notes are an integral part of these financial statements.

                           HEWITT MONEY MARKET FUND

                         NOTES TO FINANCIAL STATEMENTS

1 Summary of Significant Accounting Policies

  Hewitt Money Market Fund (the "Fund") is a series of Hewitt Series Trust (the "Trust"), a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on July 7, 1998. The investment objective of the Fund is to provide a high level of income while preserving capital and liquidity by investing in high quality, short-term investments. The Fund pursues its investment objective by investing all of its assets in the Money Market Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective and substantially the same investment policies as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund presently offers two classes of shares, Administrative Shares and Institutional Shares. Shares of each class have identical interests in the Master Portfolio and have the same rights, however, differ principally in their respective distribution fees and shareholder servicing fees.

  The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Effective August 19, 1999, the Board of Trustees approved a change in fiscal year-end of the Fund from February 28 to December 31. Accordingly, the Fund's financial statements are presented for the ten-month period ended December 31, 1999.

Investment Policy and Security Valuation

  The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 1999, the value of the Fund's investment in the Master Portfolio was 41.14% of the outstanding interests of the Master Portfolio. The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

Security Transactions and Income Recognition

  Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: Interest income is recognized by the Master Portfolio on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. All net investment income and realized capital gains and losses of the Master Portfolio are allocated to its interestholders as required by the Internal Revenue Code of 1986, as amended (the "Code").

                           HEWITT MONEY MARKET FUND

Federal Income Taxes

  The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions of the Code applicable to regulated investment companies, as defined by the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 1999.

Dividends and Distributions to Shareholders

  Dividends to shareholders from net investment income of the Fund are declared and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

2 Agreements and Other Transactions with Affiliates

  Hewitt Associates LLC (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. The Fund pays the Administrator a monthly fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. The Administrator has agreed to waive its fees or absorb expenses of the Fund to the extent necessary to assure that total ordinary operating expenses on an annual basis does not exceed 0.45% and 0.75% of the average daily net assets of the Fund attributable to Institutional and Administrative Shares, respectively. The Administrator may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the period ended December 31, 1999, the Administrator reimbursed the Fund $119,485 and $54,055 for expenses related to Administrative Shares and Institutional Shares, respectively.

  Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Master Portfolio's investment advisor. For its services, BGFA is paid by the Master Portfolio a fee calculated at an annual rate of 0.10% of the Master Portfolio's average daily net assets. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Hewitt Services LLC (the "Distributor") serves as the Distributor of the Fund's shares. The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to Pay expenses relating to the distribution of Administrative Shares. Under the plan, the Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Administrative Shares, as compensation for services rendered in connection with the sale and distribution of Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares.

                           HEWITT MONEY MARKET FUND

  Hewitt Associates LLC also serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for Institutional Shares. The Shareholder Servicing Agent is responsible for receiving on behalf of the Fund's Transfer Agent orders by employee benefit plans to purchase and redeem Institutional Shares. The Shareholder Servicing Agent is also responsible for maintaining records showing the number of Institutional Shares allocable to individual participant accounts in those plans. In addition, the Shareholder Servicing Agent sends all shareholder communications relating to the Fund to shareholders and to plan participants or arranges for these materials to be sent. For these services, the Fund pays Hewitt Associates LLC a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund attributable to Institutional Shares. This fee is an expense of Institutional Shares only and is not borne by Administrative Shares.

  The Trust has retained the Distributor to serve as Shareholder Servicing Agent for Administrative Shares. As Shareholder Servicing Agent, the Distributor is responsible for maintaining records showing the number of Administrative Shares owned by IRAs established through the Distributor and by other investors who have purchased Administrative Shares through the Distributor. In addition, the Distributor sends all shareholder communications relating to the Fund to holders of Administrative Shares or arranges for these materials to be sent. For these services, the Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of average daily net assets of the Fund attributable only to Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares. The Fund also reimburses each Shareholder Servicing Agent for certain out-of-pocket expenses.

Independent Auditors' Report

To the Shareholders and Board of Trustees of Hewitt Series Trust:

We have audited the accompanying statement of assets and liabilities of Hewitt Money Market Fund (one series of Hewitt Series Trust) as of December 31, 1999 and the related statements of operations, changes in net assets and financial highlights for the ten-month period then ended and the period from October 1, 1998 (commencement of operations) to February 28, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Hewitt Money Market Fund as of December 31, 1999, the results of its operations, changes in its net assets, and its financial highlights for the ten-month period then ended and the period from October 1, 1998 to February 28, 1999 in conformity with generally accepted accounting principles.

                                                                   /s/ KPMG LLP

San Francisco, California
February 11, 2000

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO
                               DECEMBER 31, 1999

                            Portfolio of Investments

                                                 Yield to Maturity
  Principal            Security Name             Maturity   Date      Value
 ----------- ---------------------------------   -------- -------- ------------
             CERTIFICATES OF DEPOSIT--13.85%
 $ 5,000,000 Abbey National Treasury Service       5.04%  02/08/00 $  4,999,997
   5,000,000 ABN Amro Bank NV                      5.14%  02/22/00    4,999,725
   3,000,000 American Express Centurion            5.97%  02/03/00    3,000,000
  10,000,000 Bank of Montreal                      5.09%  04/14/00    9,998,902
   3,000,000 Bayerische Hypo-Und Vereinsbank
             AG                                    5.23%  03/01/00    3,000,048
   5,000,000 Chase Manhattan Bank                  5.18%  03/15/00    4,999,414
   3,000,000 Credit Suisse First Boston            5.60%  06/04/00    3,000,000
                                                                   ------------
             TOTAL CERTIFICATES OF DEPOSIT                         $ 33,998,086
             COMMERCIAL PAPER--52.39%
   3,000,000 Accor BNP                             6.12%  02/04/00    2,982,660
   1,195,000 Atlantis One Funding Corp             5.93%  03/23/00    1,178,859
   8,096,000 BMW US Capital Corp                   5.00%  01/03/00    8,093,751
   3,528,000 Countrywide Home Loans Inc            6.12%  02/15/00    3,501,011
   6,000,000 Countrywide Home Loans Inc            6.55%  02/03/00    5,963,975
   9,000,000 Dorada Finance Inc                    5.82%  03/08/00    8,902,515
   5,000,000 Edison Asset Securization             5.86%  02/11/00    4,966,659
   4,270,000 Enterprises Funding Corp              6.50%  01/14/00    4,259,977
   2,977,000 Falcon Asset Securization             5.85%  02/18/00    2,953,779
   5,000,000 Falcon Asset Securization             5.86%  02/08/00    4,969,072
   2,184,000 Forrestal Funding                     6.17%  01/18/00    2,177,637
   4,166,000 Forrestal Funding                     6.22%  01/18/00    4,153,763
   3,000,000 General Electric Capital Corp         5.95%  03/16/00    2,962,812
   2,100,000 General Electric Capital Corp         6.00%  02/07/00    2,087,050
   3,000,000 General Electric Financial
             Assurance Holding                     5.93%  04/10/00    2,950,584
   8,000,000 Greenwich Funding Corp                5.85%  02/10/00    7,948,000
   3,000,000 International Securitization Corp     6.20%  01/27/00    2,986,567
   2,000,000 International Securitization Corp     6.85%  01/18/00    1,993,531
   5,000,000 Intrepid Funding                      5.88%  04/12/00    4,916,700
   1,500,000 Kitty Hawk Funding Corp               5.86%  02/15/00    1,489,013
   2,000,000 Lexington Parker Capital Corp         6.10%  01/28/00    1,990,850
   8,000,000 Lexington Parker Capital Corp         6.59%  02/07/00    8,000,000
   2,296,000 Liberty Street Funding Corp           5.93%  03/15/00    2,268,013
   2,000,000 Liberty Street Funding Corp           5.95%  02/07/00    1,987,770
   2,000,000 Liberty Street Funding Corp           6.09%  02/17/00    1,984,098
   8,000,000 Merrill Lynch & Co Inc                6.15%  02/02/00    7,956,267
   4,300,000 Monte Rosa Capital Corp               5.87%  02/04/00    4,276,161
   2,000,000 Monte Rosa Capital Corp               5.95%  03/21/00    1,973,556
   2,204,000 Monte Rosa Capital Corp               6.00%  03/20/00    2,174,980
   2,000,000 Moriarty LLC                          6.17%  01/26/00    1,991,431

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO
                               DECEMBER 31, 1999

                            Portfolio of Investments

                                                Yield to Maturity
  Principal            Security Name            Maturity   Date      Value
 ----------- --------------------------------   -------- -------- ------------
             COMMERCIAL PAPER--(Continued)
 $ 1,258,000 Silver Tower US Funding LLC          5.90%  02/07/00 $  1,250,371
   2,000,000 Special Purpose Accounts
             Receivable Corp                      5.86%  02/10/00    1,986,978
   2,000,000 Thames Asset Global
             Securitization No. 1 Inc             6.00%  01/18/00    1,994,333
   3,000,000 Thames Asset Global
             Securitization No. 1 Inc             6.02%  02/15/00    2,977,425
   3,000,000 Transportadora de Gas del Sur SA     6.00%  03/31/00    2,955,000
   1,411,000 Variable Funding Capital Corp        7.00%  01/18/00    1,406,336
                                                                  ------------
             TOTAL COMMERCIAL PAPER                               $128,611,484
             MEDIUM TERM NOTES--4.89%
   7,000,000 Morgan Guaranty Trust Co             5.36%  04/05/00    7,000,000
   5,000,000 SNB Key Bank Bank Notes              5.60%  06/16/00    4,998,464
                                                                  ------------
             TOTAL MEDIUM TERM NOTES                              $ 11,998,464
             TIME DEPOSITS--5.30%
   8,000,000 Bayerische Hypo-Und Vereinsbank
             AG                                   5.50%  01/03/00 $  8,000,000
   5,000,000 Canadian Imperial Bank of
             Commerce                             5.00%  01/03/00    5,000,000
                                                                  ------------
             TOTAL TIME DEPOSITS                                  $ 13,000,000
             U.S. GOVERNMENT AGENCY
             SECURITIES--2.04%
   5,000,000 Federal Home Loan Bank               4.95%  02/17/00    4,999,693
                                                                  ------------
             TOTAL U.S. GOVERNMENT AGENCY
             SECURITIES                                           $  4,999,693
             VARIABLE & FLOATING RATE NOTES--
             20.69%
   4,818,056 Associates Manufactured Housing
             Certificates                         6.69%  10/16/00    4,818,056
   7,000,000 Ford Motor Credit Co                 5.74%  08/18/00    6,995,629
  10,000,000 GMAC Mortgage Corp                   6.48%  01/04/00    9,994,603
   8,000,000 National City Bank                   6.46%  10/04/00    7,992,734
   5,000,000 Norwest Financial Inc                6.49%  09/07/00    4,997,984
   5,000,000 Sigma Finance Inc                    5.90%  09/14/00    5,000,000
   4,000,000 Sigma Finance Inc                    5.99%  03/29/00    3,999,807
   7,000,000 Special Purpose Accounts
             Receivable Corp                      6.57%  02/07/00    7,000,000
                                                                  ------------
             TOTAL VARIABLE & FLOATING RATE
             NOTES                                                $ 50,798,813

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO
                               DECEMBER 31, 1999

                            Portfolio of Investments

                                                 Yield to Maturity
  Principal             Security Name            Maturity   Date      Value
 ------------ --------------------------------   -------- -------- ------------
              REPURCHASE AGREEMENTS--0.00%
 $        643 Morgan Stanley Tri-party                             $        643
              Repurchase Agreement dated
              12/31/99, due 1/3/00 with a
              maturity value of $643 and an
              effective yield of 2.40%,
              collateralized by a U.S.
              Treasury Note with a rate of
              6.25%, a maturity of 4/30/01 and
              market value of $10,129.
                                                                   ------------
              TOTAL REPURCHASE AGREEMENTS                          $        643
              TOTAL INVESTMENTS IN SECURITIES              99.16%  $243,407,183
              (Cost $243,407,183) * (Notes 1
              and 3)
              Other Assets and Liabilities                  0.84%     2,066,079
                                                          -------  ------------
              TOTAL NET ASSETS                            100.00%  $245,473,262
                                                          =======  ============

--------
* Cost for income tax purposes is the same as for financial statement purposes.


   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1999

ASSETS
Investments:
In securities, at market value (see cost below) (Note 1)........... $243,407,183
Receivables:
  Interest.........................................................    2,140,308
                                                                    ------------
Total Assets.......................................................  245,547,491
                                                                    ------------
LIABILITIES
Payables:
  Due to BGI (Note 2)..............................................       74,229
                                                                    ------------
Total Liabilities..................................................       74,229
                                                                    ------------
TOTAL NET ASSETS................................................... $245,473,262
                                                                    ============
INVESTMENTS AT COST................................................ $243,407,183


   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO

                            STATEMENTS OF OPERATIONS

                                      For the Period Ended For the Period Ended
                                       December 31, 1999*  February 28, 1999**
                                      -------------------- --------------------
NET INVESTMENT INCOME
  Interest..........................       $9,956,770           $5,516,159
                                           ----------           ----------
  Total Investment Income...........        9,956,770            5,516,159
EXPENSES (NOTE 2)
  Advisory Fees.....................          189,564              104,611
                                           ----------           ----------
Total Expenses......................          189,564              104,611
                                           ----------           ----------
NET INVESTMENT INCOME...............        9,767,206            5,411,548
                                           ----------           ----------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net realized gain on sale of
   investments......................            4,552                    0
                                           ----------           ----------
Net Gain on Investments.............            4,552                    0
                                           ----------           ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS....................       $9,771,758           $5,411,548
                                           ==========           ==========

--------
 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
** Period from September 1, 1998 (commencement of operations) to February 28,
   1999.


   The accompanying notes are an integral part of these financial statements.

           MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                       For the Period Ended For the Period Ended
                                        December 31, 1999*  February 28, 1999**
                                       -------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income..............      $  9,767,206         $  5,411,548
  Net realized gain on sales of
   investments.......................             4,552                    0
                                           ------------         ------------
Net increase in net assets resulting
 from operations.....................         9,771,758            5,411,548
                                           ------------         ------------
Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions........................       (26,944,817)         257,234,773
                                           ------------         ------------
Increase (decrease) in Net Assets....       (17,173,059)         262,646,321
NET ASSETS:
Beginning net assets.................       262,646,321                    0
Ending net assets....................      $245,473,262         $262,646,321
                                           ============         ============

--------
 * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.
** Period from September 1, 1998 (commencement of operations) to February 28,
   1999.



   The accompanying notes are an integral part of these financial statements.

                          MASTER INVESTMENT PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath Income (formerly "LifePath 2000"), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, International Index and U.S. Equity Index Master Portfolios. The Money Market Portfolio commenced operations on September 1, 1998. These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Effective February 10, 1999, the Board of Trustees of MIP approved a change in fiscal year-end of the Master Portfolio from February 28 to December 31. Accordingly, the Money Market Master Portfolio financial statements are presented for the ten-month period ended December 31, 1999.

 Security Valuation

  The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

 Security Transactions and Income Recognition

  Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

 Federal Income Taxes

  The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, an investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Internal Revenue Code of 1986, as amended (the "Code").

  It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the Master Portfolio.

                          MASTER INVESTMENT PORTFOLIO

 Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master's Portfolio of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999, by the Master Portfolio are collateralized by U.S. Government securities.

2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provide investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio as compensation for its services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

  Stephens Inc. ("Stephens"), is the co-administrator, sponsor and placement agent for the Master Portfolio. Certain officers and trustees of MIP are also officers of Stephens. The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. Stephens and BGI are not entitled to compensation for providing administration services to the Master Portfolio. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Fund's ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties as co-administrators to sub-administrators. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interest.

3. Financial Highlights

   The expense ratios and net investment income ratios for the Master Portfolio are as follows:

   Money            For the      For the
   Market      Period Ended Period Ended
   Master      December 31, February 28,
   Portfolio          1999*       1999**
  --------------------------------------
   Ratio of
   expenses
   to average
   net assets
   +                  0.10%        0.10%
   Ratio of
   net
   investment
   income to
   average
   net assets
   +                  5.23%        5.17%

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

+  Annualized for period of less than one year.

Independent Auditors' Report

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Master Portfolio (one portfolio of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations, and changes in net assets, for the ten-month period then ended and the period from September 1, 1999 (commencement of operations) to February 28, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market Master Portfolio as of December 31, 1999 the results of its operations and the changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.

                                                                   /s/ KPMG LLP

San Francisco, California
February 11, 2000

                               TABLE OF CONTENTS
                                                                       Page
                                                                       ----
                           HEWITT MONEY MARKET FUND

Manager's Discussion and Analysis .....................................   1
Statement of Assets and Liabilities ...................................   2
Statements of Operations ..............................................   3
Statements of Changes in Net Assets ...................................   4
Financial Highlights ..................................................   5
Notes to Financial Statements .........................................   6
Independent Auditors' Report ..........................................   9

                          MASTER INVESTMENT PORTFOLIO

Portfolio of Investments ..............................................  10
Statement of Assets and Liabilities ...................................  13
Statements of Operations ..............................................  14
Statements of Changes in Net Assets ...................................  15
Notes to the Financial Statements .....................................  16
Independent Auditors' Report ..........................................  18


                                   [GRAPHIC]

                           Hewitt Money Market Fund

                                 Annual Report
                               December 31, 1999